UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Comerica Securities, Inc
Address: 201 W Fort St

         Detroit, MI  48226

13F File Number:  28-12565

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L Joseph Granata
Title:     Sr. Compliance Officer
Phone:     313 222-7885

Signature, Place, and Date of Signing:

     L Joseph Granata     Detroit, MI     May 07, 2010


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10331                      Comerica Bank

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     86

Form13F Information Table Value Total:     $63,769 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      764    14509 SH                               14509
AGL RES INC                    COM              001204106      814    21052 SH                               21052
ANADARKO PETE CORP             COM              032511107      215     2953 SH                                2953
APACHE CORP                    COM              037411105      205     2024 SH                                2024
APPLE INC                      COM              037833100      712     3031 SH                                3031
BANK OF AMERICA CORPORATION    COM              060505104      199    11122 SH                               11122
BRISTOL MYERS SQUIBB CO        COM              110122108      818    30655 SH                               30655
CAL MAINE FOODS INC            COM NEW          128030202      751    22112 SH                               22112
CARPENTER TECHNOLOGY CORP      COM              144285103      874    23877 SH                               23877
CATERPILLAR INC DEL            COM              149123101      235     3736 SH                                3736
CELGENE CORP                   COM              151020104      283     4564 SH                                4564
CHEVRON CORP NEW               COM              166764100      895    11798 SH                               11798
CINEMARK HOLDINGS INC          COM              17243V102      881    48011 SH                               48011
CISCO SYS INC                  COM              17275R102      354    13588 SH                               13588
CITIGROUP INC                  COM              172967101      133    32953 SH                               32953
CLOROX CO DEL                  COM              189054109      252     3925 SH                                3925
CMS ENERGY CORP                COM              125896100      813    52564 SH                               52564
COCA COLA CO                   COM              191216100      884    16069 SH                               16069
COMERICA INC                   COM              200340107      204     5367 SH                                5367
CONAGRA FOODS INC              COM              205887102      784    31282 SH                               31282
CONOCOPHILLIPS                 COM              20825C104      896    17520 SH                               17520
CVS CAREMARK CORPORATION       COM              126650100      350     9582 SH                                9582
DIAGEO P L C                   SPON ADR NEW     25243Q205      738    10948 SH                               10948
DIGITAL RLTY TR INC            COM              253868103      850    15688 SH                               15688
DISNEY WALT CO                 COM DISNEY       254687106      211     6032 SH                                6032
EXPEDITORS INTL WASH INC       COM              302130109      321     8683 SH                                8683
FIDELITY NATIONAL FINANCIAL    CL A             31620R105      797    53746 SH                               53746
FIRST POTOMAC RLTY TR          COM              33610F109      792    52683 SH                               52683
FLAGSTAR BANCORP INC           COM              337930101        6    10500 SH                               10500
FORD MTR CO DEL                COM PAR $0.01    345370860      259    20617 SH                               20617
GALLAGHER ARTHUR J & CO        COM              363576109      704    28689 SH                               28689
GENERAL ELECTRIC CO            COM              369604103      331    18196 SH                               18196
GILEAD SCIENCES INC            COM              375558103      311     6829 SH                                6829
HEINZ H J CO                   COM              423074103      781    17128 SH                               17128
HERCULES TECH GROWTH CAP INC   COM              427096508      720    67996 SH                               67996
HOME DEPOT INC                 COM              437076102      914    28257 SH                               28257
INTERNATIONAL BUSINESS MACHS   COM              459200101      388     3023 SH                                3023
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      331    10630 SH                               10630
ISHARES SILVER TRUST           ISHARES          46428Q109      180    10522 SH                               10522
ISHARES TR                     BARCLYS 3-7 YR   464288661      732     6588 SH                                6588
ISHARES TR INDEX               S&P 500 VALUE    464287408     2133    37776 SH                               37776
ISHARES TR INDEX               BARCLYS TIPS BD  464287176     2333    22459 SH                               22459
ISHARES TR INDEX               S&P 500 INDEX    464287200      885     7544 SH                                7544
ISHARES TR INDEX               BARCLY USAGG B   464287226     2952    28329 SH                               28329
ISHARES TR INDEX               MSCI EMERG MKT   464287234      518    12307 SH                               12307
ISHARES TR INDEX               IBOXX INV CPBD   464287242     1280    12105 SH                               12105
ISHARES TR INDEX               BARCLYS 7-10 YR  464287440     1539    17200 SH                               17200
ISHARES TR INDEX               BARCLYS 1-3 YR   464287457     2650    31784 SH                               31784
ISHARES TR INDEX               MSCI EAFE IDX    464287465     1979    35353 SH                               35353
ISHARES TR INDEX               S&P MIDCAP 400   464287507     1999    25403 SH                               25403
ISHARES TR INDEX               RUSSELL 2000     464287655      217     3199 SH                                3199
ISHARES TR INDEX               S&P SMLCAP 600   464287804     1538    25871 SH                               25871
ISHARES TR INDEX               S&P500 GRW       464287309     2079    34694 SH                               34694
JABIL CIRCUIT INC              COM              466313103      791    48873 SH                               48873
JOHNSON & JOHNSON              COM              478160104      246     3773 SH                                3773
LSI INDS INC                   COM              50216C108      865   126802 SH                              126802
MARATHON OIL CORP              COM              565849106      787    24874 SH                               24874
MAXIM INTEGRATED PRODS INC     COM              57772K101      737    37989 SH                               37989
MCCORMICK & CO INC             COM NON VTG      579780206      771    20095 SH                               20095
MCDONALDS CORP                 COM              580135101      838    12559 SH                               12559
MERCK & CO INC NEW             COM              58933Y105      916    24534 SH                               24534
MICROSOFT CORP                 COM              594918104      359    12274 SH                               12274
NORTHEAST UTILS                COM              664397106      785    28415 SH                               28415
NORTHROP GRUMMAN CORP          COM              666807102      875    13343 SH                               13343
NUVEEN SELECT MAT MUN FD       SH BEN INT       67061T101      106    10198 SH                               10198
OLIN CORP                      COM PAR $1       680665205      876    44625 SH                               44625
ORACLE CORP                    COM              68389X105      307    11930 SH                               11930
PACKAGING CORP AMER            COM              695156109      812    32989 SH                               32989
PARAGON SHIPPING INC           CL A             69913R309       60    12800 SH                               12800
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408      228     5119 SH                                5119
PHARMACEUTICAL PROD DEV INC    COM              717124101      837    35249 SH                               35249
PRECISION DRILLING TR          TR UNIT          740215108      764    99623 SH                               99623
QUALCOMM INC                   COM              747525103      259     6166 SH                                6166
RPM INTL INC                   COM              749685103      793    37171 SH                               37171
SENSIENT TECHNOLOGIES CORP     COM              81725T100      746    25655 SH                               25655
SOLAR CAP LTD                  COM              83413U100      793    37497 SH                               37497
SPECTRA ENERGY CORP            COM              847560109      904    40144 SH                               40144
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      489     7751 SH                                7751
TYCO INTERNATIONAL LTD         SHS              H89128104      829    21670 SH                               21670
UNILEVER N V                   N Y SHS NEW      904784709      733    24297 SH                               24297
UNITED STATES NATL GAS FUND    UNIT             912318102       98    14124 SH                               14124
V F CORP                       COM              918204108      810    10102 SH                               10102
VERIZON COMMUNICATIONS INC     COM              92343V104      892    28742 SH                               28742
VISA INC                       COM CL A         92826C839      225     2474 SH                                2474
WAL MART STORES INC            COM              931142103      237     4260 SH                                4260
WELLS FARGO & CO NEW           COM              949746101      217     6988 SH                                6988